Guarantor Financials - Combined Statements of Operations (Condensed) (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Combined Statements Of Operations (Condensed) [Abstract]
Net Sales	$ 711.7	$ 730.4
Cost of goods sold	392.9	381.6
Gross Profit	318.8	348.8
Selling, general and administrative expense	202.8	180.3
Amortization of intangible assets	9.4	9.4
Goodwill and Intangible Asset Impairment	0	32.1
Other operating expenses, net	0.6	1.1
Operating Loss	106.0	125.9
Interest Expense	44.2	38.6
Other Nonoperating Income (Expense)	1.6	(5.8)
Loss before Income Taxes	63.4	81.5
Income tax benefit	(24.3)	(26.2)
Income (Loss) from Continuing Operations before Equity Method Investments	39.1	55.3
Income (Loss) from Equity Method Investments	0	0
Net Earnings	39.1	55.3
Total Comprehensive Loss	29.3	70.9
Parent Company
Combined Statements Of Operations (Condensed) [Abstract]
Net Sales	0	0
Cost of goods sold	0	0
Gross Profit	0	0
Selling, general and administrative expense	2.1	0
Amortization of intangible assets	0	0
Goodwill and Intangible Asset Impairment	0
Other operating expenses, net	0	0
Operating Loss	(2.1)	0
Interest Expense	26.5	0
Other Nonoperating Income (Expense)	0	0
Loss before Income Taxes	(28.6)	0
Income tax benefit	10.8	0
Income (Loss) from Continuing Operations before Equity Method Investments	(17.8)	0
Income (Loss) from Equity Method Investments	43.7	0
Net Earnings	25.9	0
Total Comprehensive Loss	24.3	0
Guarantors
Combined Statements Of Operations (Condensed) [Abstract]
Net Sales	671.5	695.5
Cost of goods sold	366.1	357.7
Gross Profit	305.4	337.8
Selling, general and administrative expense	187.6	167.5
Amortization of intangible assets	9.4	9.4
Goodwill and Intangible Asset Impairment	32.1
Other operating expenses, net	0.6	1.0
Operating Loss	107.8	127.8
Interest Expense	16.2	35.6
Other Nonoperating Income (Expense)	(3.3)	(8.8)
Loss before Income Taxes	88.3	83.4
Income tax benefit	(34.1)	(26.7)
Income (Loss) from Continuing Operations before Equity Method Investments	54.2	56.7
Income (Loss) from Equity Method Investments	0	0
Net Earnings	54.2	56.7
Total Comprehensive Loss	47.2	67.0
Non-Guarantors
Combined Statements Of Operations (Condensed) [Abstract]
Net Sales	53.4	51.6
Cost of goods sold	40.0	40.6
Gross Profit	13.4	11.0
Selling, general and administrative expense	13.1	12.8
Amortization of intangible assets	0	0
Goodwill and Intangible Asset Impairment	0
Other operating expenses, net	0	0.1
Operating Loss	0.3	(1.9)
Interest Expense	1.5	3.0
Other Nonoperating Income (Expense)	4.9	3.0
Loss before Income Taxes	3.7	(1.9)
Income tax benefit	(1.0)	0.5
Income (Loss) from Continuing Operations before Equity Method Investments	2.7	(1.4)
Income (Loss) from Equity Method Investments	0	0
Net Earnings	2.7	(1.4)
Total Comprehensive Loss	(0.1)	3.9
Eliminations
Combined Statements Of Operations (Condensed) [Abstract]
Net Sales	(13.2)	(16.7)
Cost of goods sold	(13.2)	(16.7)
Gross Profit	0	0
Selling, general and administrative expense	0	0
Amortization of intangible assets	0	0
Goodwill and Intangible Asset Impairment	0
Other operating expenses, net	0	0
Operating Loss	0	0
Interest Expense	0	0
Other Nonoperating Income (Expense)	0	0
Loss before Income Taxes	0	0
Income tax benefit	0	0
Income (Loss) from Continuing Operations before Equity Method Investments	0	0
Income (Loss) from Equity Method Investments	(43.7)	0
Net Earnings	(43.7)	0
Total Comprehensive Loss	$ (42.1)	$ 0